Miscellaneous (Tables)	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of miscellaneous assets
Miscellaneous consist of the following at year end:

	2021	2020
Judicial deposits	$37,377	$36,943
Tax credits	12,289	10,365
Prepaid property and equipment	5,936	5,967
Notes receivable	3,942	4,484
Rent deposits	3,146	2,991
Others	8,752	11,518
	$71,442	$72,268